Loss per Share (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Number of Shares Outstanding, Diluted	6,527,240	167,435	129,701
Proceeds from Issuance of Warrants	$ 0	$ 0	$ 3
Preferred Stock [Member]
Proceeds from Issuance of Private Placement	10,000
Warrant [Member]
Proceeds from Issuance of Warrants	$ 19,500
Series A Warrants [Member]
Weighted Average Number of Shares Outstanding, Diluted	5,000,000
Series B Warrants [Member]
Weighted Average Number of Shares Outstanding, Diluted	2,500,000